Derivative Liability - Schedule of Changes in Level 3 Liabilities Measured at Fair Value (Detail)	12 Months Ended
Dec. 31, 2015 USD ($)
Fair Value Disclosures [Abstract]
Balance - December 31, 2014	$ 9,000
Additions during the period	15,446,000
Settlement of debt	(16,835,000)
Change in fair value of warrant liability	27,873,000
Balance - December 31, 2015	$ 26,493,000